Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives and Hedging
Schedule of fair values of derivatives designated as hedging instruments under ASC 815

	Asset Derivatives			Liability Derivatives
(in thousands)	Balance Sheet Location	December 31, 2017	December 31, 2016	Balance Sheet Location	December 31, 2017	December 31, 2016
Commodity contracts	Other current assets	$—	$83	Other accrued liabilities	$—	$129
Foreign currency contracts	Other current assets	18,667	13,231	Other accrued liabilities	19,046	16,543
Foreign currency contracts	Other assets	6,472	21,545	Noncurrent liabilities	8,654	27,031

Total		$25,139	$34,859		$27,700	$43,703

Schedule of after-tax amount of gain (loss) recognized in OCI and reclassified from AOCI into earnings associated with derivative instruments designated as cash flow hedges

	After-Tax Amount of Gain (Loss) Recognized in OCI				After-Tax Amount of Gain (Loss) Reclassified from AOCI into Earnings
Cash Flow Hedges (in thousands)	2017	2016	2015	Location of Gain (Loss)	2017	2016	2015
Commodity contracts	$44	$401	$(728)	Total cost of revenue	$52	$(550)	$(385)
Foreign currency contracts	5,455	(6,344)	(2,532)	Total cost of revenue	1,805	(3,224)	(1,525)
Interest rate contracts	—	—	—	Interest expense	(1,049)	(1,049)	(1,049)

Total	$5,499	$(5,943)	$(3,260)		$808	$(4,823)	$(2,959)

Hedging instruments designated as fair value hedges
Derivatives and Hedging
Schedule of pre-tax net gains (losses) recognized in earnings
Fair Value Hedges (in thousands)	Location of Loss	2017	2016	2015
Foreign currency contracts	Corporate general and administrative expense	$5,415	$(2,886)	$(5,191)